Pensions - Funding and contributions by the Group and most significant assumptions used for the Main Scheme (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pensions
Administrative expenses	£ 4,082	£ 3,980	£ 5,304
Contributions by employer	£ 780	296
Fixed interest swap and guilt yields plus percentage	0.64%
Life expectancy of male employees after retirement who are currently at age 60	27 years 8 months 12 days
Life expectancy of female employees after retirement who are currently at age 60	29 years 4 months 24 days
Life expectancy of male employees after retirement who are currently aged 40	28 years 10 months 24 days
Life expectancy of female employees after retirement who are currently aged 40	30 years 8 months 12 days
Amount of impact of guaranteed minimum pension equalisation	£ 0	£ 169
Main Scheme
Pensions
Period of funding valuations (in years)	3 years
Funding level, as percent		104.00%
Pension liabilities		£ 49,000
Deficit		2,000
Cash payment	£ 1,500
Contributions by employer	705	233
Contributions by employer, capped amount	£ 500	£ 0
Average cost (as a percent)		49.00%
Main Scheme | Principal IAS 19 actuarial assumptions
Pensions
Discount rate	1.80%	1.40%
Inflation assumption (RPI)	3.30%	2.90%
Rate of increase in salaries	1.80%	1.80%
Rate of increase in deferred pensions	3.70%	3.00%
Rate of increase in pensions in payment	2.50%	2.70%
Proportion of pension converted to a cash lump sum at retirement	18.00%	20.00%
Longevity at age 60 for current pensioners (years), males	27 years 3 months 18 days	27 years 1 month 6 days
Longevity at age 60 for current pensioners (years), females	29 years	29 years
Longevity at age 60 for future pensioners currently aged 40 (years), males	28 years 2 months 12 days	28 years 3 months 18 days
Longevity at age 60 for future pensioners currently aged 40 (years), females	30 years 1 month 6 days	30 years 4 months 24 days
Main Scheme | Maximum | Distributions to shareholders of an equal amount are made [Member]
Pensions
Settlement of the future contributions	£ 500